Average Annual Total Returns - FidelityInfrastructureFund-PRO - FidelityInfrastructureFund-PRO - Fidelity Infrastructure Fund	Dec. 30, 2022
Fidelity Infrastructure Fund | Return Before Taxes
Average Annual Return:
Past 1 year	7.58%
Since Inception	12.14%
Fidelity Infrastructure Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.50%
Since Inception	11.99%
Fidelity Infrastructure Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.68%
Since Inception	9.45%
MS159
Average Annual Return:
Past 1 year	18.90%
Since Inception	18.91%	[1]
SP212
Average Annual Return:
Past 1 year	11.87%
Since Inception	4.22%	[1]

[1]	A From November 5, 2019